Submission	Dec. 02, 2025
Submission [Line Items]
Central Index Key	0002081909
Registrant Name	SilverBox Corp V
Registration File Number	333-289783
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A